Fair Value Measurement - Summary of Fair Value Measurements of Assets and Liabilities Using Unobservable Inputs (Details) - Business Combination Contingent Consideration Liability [Member] - USD ($)
$ in Thousands
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration	$ 8,630	$ 11,439	$ 0	$ 2,319
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration		$ 11,439